Inventories (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Wrote off	$ 5,070,324	$ 7,930,817	$ 5,212,799
Non-current inventory	$ 0	$ 0